Trade and other liabilities (Details 1 - Textual) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other liabilities
Contract liabilities	€ 99	€ 23
Accrued courier-related expenses	73	42
Accrued marketing expenses	64	49
Accrued online payment fees	18	7
Accrued professional fees and legal expenses	17	43
Accrued IT expenses	13	3
Digital service tax payable	€ 4	€ 13